Related Parties (Schedule of Balance Sheet) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Current assets		₪ 2,334	₪ 2,999
Current liabilities		1,642	1,925
Long-term liability - debentures (including current maturity)		2,360	2,866
Related parties [Member]
Disclosure of transactions between related parties [line items]
Current assets		2	1
Current liabilities		2	1
Long-term liability - debentures (including current maturity)	[1]		₪ 3

[1]	Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2017 and 2016, is NIS 19 million par value linked to the CPI and NIS 25 million par value linked to the CPI, respectively.